Financial liabilities - Summary of Asset Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [abstract]
Property, plant and equipment	¥ 1,574,373	¥ 1,498,448
Other assets	6,731,856	5,459,877
Total	¥ 8,306,230	¥ 6,958,325